UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

May 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Westport Funds (“Registrant”)
File Nos. 333-35821 and 811-08359

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 27, 2012.

Questions regarding this filing may be directed to the undersigned at (414) 299-2142.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
AVP – Fund Administration